Deferred income - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income
Deferred maintenance and license revenue	€ 42,780	€ 34,287	€ 30,242
Deferred (project) fees	€ 7,285	3,537	€ 4,555
Materialise Software
Deferred income
Deferred maintenance and license revenue		€ 34,287
Growth rate	21.00%
Materialise Medical
Deferred income
Growth rate	34.00%
Deferred (project) fees	€ 2,250